Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Segment Reporting Disclosure [Text Block]
The Company has organized its business along three reportable segments together with a corporate group for certain support services. The Company's operations are aligned on the basis of products, services and industry. Management measures and evaluates the reportable segments based on operating income. The current segments and their principal activities consist of the following:

•
Harland Clarke segment — Provides checks and related products, direct marketing services and customized business and home office products to financial and commercial institutions, as well as consumers and other businesses. This segment operates primarily in the United States and Puerto Rico.

•
Scantron segment — Provides data management and decision support solutions and related services to educational, commercial and governmental entities worldwide. This segment operates primarily in the United States, Canada and India.

•
Faneuil segment — Provides call center services, back office operations, staffing services and toll collection services to government and regulated commercial clients and patient information collection and tracking, managed technical services and related field maintenance services to educational, commercial, healthcare and governmental entities. This segment operates primarily in the United States and Canada.

As discussed in Note 1, the Company made business segment changes in the second quarter of 2012. Prior period results in the tables below have been reclassified to reflect these business segment changes. The results for the discontinued operations of the former Harland Financial Solutions segment (see Note 21) are not included in the tables below.
Selected summarized financial information for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010 is as follows:

	Harland Clarke(1)	Scantron(1)(2)	Faneuil(1)(3)	Corporate and Other(4)	Total
Successor
Product revenues, net:
2012	$1,107.9	$91.8	$6.8	$—	$1,206.5
December 22 to December 31, 2011	23.9	2.4	—	—	26.3
Service revenues, net:
2012	$34.5	$26.3	$147.9	$—	$208.7
December 22 to December 31, 2011	0.4	2.0	2.7	—	5.1
Intersegment revenues:
2012	$0.2	$1.8	$0.3	$(2.3)	$—
December 22 to December 31, 2011	—	—	—	—	—
Operating income (loss):(5)
2012	$214.0	$(26.6)	$8.8	$(18.7)	$177.5
December 22 to December 31, 2011	(0.6)	(1.4)	0.2	(0.3)	(2.1)
Depreciation and amortization (excluding amortization of debt fair value adjustments, original issue discount and deferred financing fees): (6)
2012	$146.2	$17.9	$11.1	$—	$175.2
December 22 to December 31, 2011	4.3	0.6	0.1	—	5.0
Non-cash asset impairment charges:
2012	$0.8	$—	$0.8	$—	$1.6
December 22 to December 31, 2011	—	—	—	—	—
Capital expenditures (excluding capital leases):
2012	$36.9	$6.5	$4.8	$—	$48.2
December 22 to December 31, 2011	—	—	0.1	—	0.1

Predecessor
Product revenues, net:
January 1 to December 21, 2011	$1,092.0	$103.2	$8.6	$—	$1,203.8
2010	1,156.6	110.3	5.9	—	1,272.8
Service revenues, net:
January 1 to December 21, 2011	$28.1	$14.7	$59.9	$—	$102.7
2010	46.5	9.2	60.0	—	115.7
Intersegment revenues:
January 1 to December 21, 2011	$0.1	$0.3	$0.3	$(0.7)	$—
2010	0.3	—	0.4	(0.7)	—
Operating income (loss):(5)
January 1 to December 21, 2011	$242.8	$(130.6)	$9.4	$(14.8)	$106.8
2010	241.2	9.0	13.1	(15.2)	248.1
Depreciation and amortization (excluding amortization of deferred financing fees): (6)
January 1 to December 21, 2011	$89.2	$34.6	$8.5	$—	$132.3
2010	103.5	20.2	5.7	—	129.4
Non-cash asset impairment charges:
January 1 to December 21, 2011	$0.6	$108.3	$2.7	$—	$111.6
2010	3.7	—	—	—	3.7
Capital expenditures (excluding capital leases):
January 1 to December 21, 2011	$39.2	$11.7	$0.7	$—	$51.6
2010	24.3	5.0	1.0	—	30.3

	Harland Clarke(1)	Scantron(1)(2)	Faneuil(1)(3)	Discontinued Operations	Corporate and Other(4)	Total
Total assets:
December 31, 2012	$1,409.4	$184.0	$117.0	$413.2	$862.8	$2,986.4
December 31, 2011(7)	$1,498.5	$173.1	$114.9	$426.7	$890.5	$3,103.7

____________

(1)	See Notes 1 and 3 for information regarding the effect of acquisition accounting related to the MacAndrews Acquisition on operating results.

(2)	Includes results of the acquired Spectrum K12 and GlobalScholar businesses from their respective dates of acquisition.

(3)	Includes results of the acquired Faneuil business from the date of common control.

(4)	Total assets include goodwill of $761.6 and $758.6 as of December 31, 2012 and 2011, respectively.

(5)
Includes (gain) loss from revaluation of contingent consideration arrangements of $0.0, $0.0, $(23.6) and $0.3 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively, and restructuring costs of $18.5, $0.0, $12.2 and $19.5 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively, (see Note 15) and non-cash impairment charges of $1.6, $0.0, $111.6 and $3.7 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively.

(6)
Includes allocation of depreciation of $0.7, $0.0, $0.8 and $0.8 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively, from the Scantron segment to the Faneuil segment for assets that are assigned to the Scantron segment.

(7)
As discussed in Note 3, amounts have been adjusted from preliminary amounts set forth in the Company's financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2011.

Discontinued operations
The amounts shown above do not include depreciation and amortization expense and capital expenditures for the former Harland Financial Solutions segment, which are included in discontinued operations. Depreciation and amortization (excluding amortization of deferred financing fees) for the former Harland Financial Solutions segment was $38.4, $1.0, $26.1 and $28.5 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively. Capital expenditures (excluding capital leases) for the former Harland Financial Solutions segment were $9.6, $0.0, $7.0 and $8.3 for fiscal year 2012, the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively.